Non-current assets held for sale - Additional Information (Details) - TWD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 21, 2023	May 31, 2024	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Gain on disposal			$ 72,261
Consideration amount received			4,394,206
Unimos Shanghai [member]
Disclosure of subsidiaries [line items]
Percentage of owned equity investment approved to sell	45.0242%
Gain on disposal		$ 72,261
Consideration amount received			$ 4,394,206